Seller	Loan ID	ALT Load ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX	327	Closed	2023-12-27 12:21	2024-01-18 16:24	Resolved	1 - Information	Credit	Closing	Invalid AUS
Resolved-Document Uploaded. Updated DU provided with tolerance to 50%. Audited DTI of 49.81% within tolerance and no resubmission required. Condition cleared. - Due Diligence Vendor-01/18/2024
Ready for Review-Document Uploaded. 1/17/24:  Providing updated DU with corrected calculations for rental properties.  The Schedule C loss ($XX.XX) was not deducted from total income as it is not required when a borrower is qualified using only income that is not derived from self-employment and the self-employment is a secondary source of income (or loss).  PA  - Buyer-01/17/2024
Open-The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU. if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI Exceeds Tolerance. - Due Diligence Vendor-12/27/2023
													Resolved-Document Uploaded. Updated DU provided with tolerance to 50%. Audited DTI of 49.81% within tolerance and no resubmission required. Condition cleared. - Due Diligence Vendor-01/18/2024	XXXXXXXXXX_Appeal Docs.pdf XXXXXXXXXX_Appeal Docs.pdf			TN	Primary Residence	Refinance	Cash Out - Other	1337091	N/A	N/A
XXXX	XXXX	327	Closed	2024-01-02 22:23	2024-01-18 16:23	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements
Resolved- - Due Diligence Vendor-01/18/2024
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/18/2024
Ready for Review-1/17/24:  Providing updated DU with corrected calculations for rental properties.  The Schedule C loss ($XX.XX) was not deducted from total income as it is not required when a borrower is qualified using only income that is not derived from self-employment and the self-employment is a secondary source of income (or loss).  PA  - Buyer-01/17/2024
Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements - Due Diligence Vendor-01/02/2024
													Resolved- - Due Diligence Vendor-01/18/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/18/2024				TN	Primary Residence	Refinance	Cash Out - Other	1348613	N/A	N/A
XXXX	XXXX	327	Closed	2023-12-27 12:19	2024-01-18 16:23	Resolved	1 - Information	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved- - Due Diligence Vendor-01/18/2024
Resolved-Audited DTI of 49.81% is less than or equal to AUS DTI of 50% - Due Diligence Vendor-01/18/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/18/2024
Ready for Review-1/17/24:  Providing updated DU with corrected calculations for rental properties.  The Schedule C loss ($XX.XX) was not deducted from total income as it is not required when a borrower is qualified using only income that is not derived from self-employment and the self-employment is a secondary source of income (or loss).  PA - Buyer-01/17/2024
Open-Audited DTI of 51.08% exceeds AUS DTI of 29.11%. Audit total Net Rental Loss for OREO equals ($XXX) which is less than AUS $XXX.  - Due Diligence Vendor-12/27/2023
													Resolved- - Due Diligence Vendor-01/18/2024 Resolved-Audited DTI of XX.XX% is less than or equal to AUS DTI of 50% - Due Diligence Vendor-01/18/2024	XXXXXXXXXX_Appeal Docs.pdf			TN	Primary Residence	Refinance	Cash Out - Other	1337081	N/A	N/A
XXXX	XXXX	329	Closed	2023-12-27 19:43	2024-02-01 00:00	Resolved	1 - Information	Compliance	Fees:Limited	XXX - Discount Points
Resolved-Evidence of undiscounted rate provided. Discount points permitted for rate reduction. Condition cleared. - Due Diligence Vendor-02/01/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/31/2024
Ready for Review-Document Uploaded. Please see rate sheet provided by TPO - Buyer-01/31/2024
Open-The XXX Administrative Code requires the discount points actually lower the rate. The note rate (XX.XX%) is not lower than the undiscounted rate (0.0%). XXX XXX-XXX-XXX(X)(X). Mavent report from lender in file which reflected the undiscounted rate as 0.00%.  - Due Diligence Vendor-12/27/2023
													Resolved-Evidence of undiscounted rate provided. Discount points permitted for rate reduction. Condition cleared. - Due Diligence Vendor-02/01/2024	XXXXXXXXXX Rate Sheet.pdf XXXXXXXXXX Rate Sheet.pdf			WA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1338391	N/A	N/A
XXXX	XXXX	329	Closed	2023-12-27 19:43	2024-01-11 23:41	Resolved	1 - Information	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001261)
Resolved-Revised LE and valid COC dated XX/XX/XXXX provided to support fee change. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/11/2024
Resolved- - Due Diligence Vendor-01/11/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($XXX.XX). The actual total fee amount shows a credit amount of ($X.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - Due Diligence Vendor-01/11/2024
Ready for Review-The requested doc has been placed in FTP for you review. - Buyer-01/10/2024
Open-Unable to view submitted documents due to upload error.  Please resubmit for review. - Due Diligence Vendor-01/08/2024
Ready for Review-Appeal XX/XX/XXXX – The Initial LE dated XX/XX/XXXX and reflecting lender credit of $X,XXX.XX, indicates the rate was not locked. The attached LE indicates the Rate lock occurred on XX/XX/XXXX with zero Lender Credit. Please see attached LE and COC previously uploaded.   - Buyer-01/04/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($X,XXX.XX). The actual total fee amount shows a credit amount of ($X.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $X,XXX.XX in Section J.  Final CD dated XX/XX/XXXX reflects a general Lender Credit of $X in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. - Due Diligence Vendor-12/27/2023
													Resolved-Revised LE and valid COC dated XX/XX/XXXX provided to support fee change. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/11/2024 Resolved- - Due Diligence Vendor-01/11/2024				WA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1338393	N/A	N/A
XXXX	XXXX	329	Closed	2023-12-27 19:43	2024-01-11 23:41	Resolved	1 - Information	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001262)
Resolved-Revised LE and valid COC dated XX/XX/XXXX provided to support fee change. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/11/2024
Resolved-Document Uploaded.  - Due Diligence Vendor-01/11/2024
Resolved- - Due Diligence Vendor-01/11/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XXX.XX). The Last CD shows a total lender credit amount of ($X.XX). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).   - Due Diligence Vendor-01/11/2024
Ready for Review-The requested doc has been placed in FTP for you review. - Buyer-01/10/2024
Open-Unable to view submitted documents due to upload error.  Please resubmit for review. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded. Appeal XX/XX/XXXX – The Initial LE dated XX/XX/XXXX and reflecting lender credit of $X,XXX.XX, indicates the rate was not locked. The attached LE indicates the Rate lock occurred on XX/XX/XXXX with zero Lender Credit. Please see attached LE and COC.  XX - Buyer-01/04/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($X,XXX.XX). The Last CD shows a total lender credit amount of ($X.XX). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $X,XXX.XX in Section J.  Final CD dated XX/XX/XXXX reflects a general Lender Credit of $X in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file.  - Due Diligence Vendor-12/27/2023
													Resolved-Revised LE and valid COC dated XX/XX/XXXX provided to support fee change. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/11/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/11/2024 Resolved- - Due Diligence Vendor-01/11/2024	XXXXXXXXXX_LE_XX/XX/XXXX.pdf XXXXXXXXXX_COC.pdf XXXXXXXXXX_LE_XX/XX/XXXX.pdf XXXXXXXXXX_COC.pdf			WA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1338392	N/A	N/A
XXXX	XXXX	330	Closed	2023-12-26 15:36	2024-03-13 21:30	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/13/2024
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. Condition Resolved. - Due Diligence Vendor-01/10/2024
Ready for Review-Document Uploaded. XX/XX/XXXX Appeal: Please see the uploaded CDA, dated XX/XX/XXXX, with a value of $XXX,XXX.XX, providing variance of 0% relative to the appraised value of $XXX,XXX.XX.   XX - Buyer-01/10/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-12/26/2023
													Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/13/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. Condition Resolved. - Due Diligence Vendor-01/10/2024	XXXXXXXXXX_CDA.pdf XXXXXXXXXX_CDA.pdf			NY	Primary Residence	Purchase	NA	1334576	N/A	N/A
XXXX	XXXX	331	Closed	2023-12-29 13:01	2024-01-20 14:35	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Credit supplement provided to document account. Condition cleared. - Due Diligence Vendor-01/20/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/19/2024 Ready for Review-Document Uploaded. 1/19/24 providing credit supplement showing $XX payment, impact to DTI less than 1%, AUS resubmission not required. XX - Buyer-01/19/2024 Open-Missing evidence of account #XXXX being paid off prior to or at closing as required by AUS. - Due Diligence Vendor-12/29/2023		Resolved-Credit supplement provided to document account. Condition cleared. - Due Diligence Vendor-01/20/2024	XXXXXXXXXX_Credit Supplement.pdf XXXXXXXXXX_Credit Supplement.pdf			FL	Investment	Purchase	NA	1342696	N/A	N/A
XXXX	XXXX	331	Closed	2023-12-22 17:03	2024-01-20 14:33	Resolved	1 - Information	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-Evidence that pension is lifetime benefit provided. Condition cleared. - Due Diligence Vendor-01/20/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/19/2024 Ready for Review-Document Uploaded. 1/19/24 Providing Pension letter showing lifetime benefit. XX - Buyer-01/19/2024 Open-Income and Employment Do Not Meet Guidelines Missing 3-year continuance of distribution income - Due Diligence Vendor-12/22/2023		Resolved-Evidence that pension is lifetime benefit provided. Condition cleared. - Due Diligence Vendor-01/20/2024	XXXXXXXXXX_Income.pdf XXXXXXXXXX_Income.pdf			FL	Investment	Purchase	NA	1331864	N/A	N/A
XXXX	XXXX	331	Closed	2023-12-22 16:07	2024-01-20 14:29	Resolved	1 - Information	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved- - Due Diligence Vendor-01/20/2024 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-01/20/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/19/2024 Ready for Review-Document Uploaded. 1/19/24 Providing fraud report. XX - Buyer-01/19/2024 Open-Missing Third Party Fraud Report - Due Diligence Vendor-01/02/2024 Open-Missing Third Party Fraud Report - Due Diligence Vendor-12/22/2023 Open- - Due Diligence Vendor-12/22/2023		Resolved- - Due Diligence Vendor-01/20/2024 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-01/20/2024	XXXXXXXXXX_Fraud report.pdf XXXXXXXXXX_Fraud report.pdf			FL	Investment	Purchase	NA	1331680	N/A	N/A
XXXX	XXXX	331	Closed	2023-12-22 19:46	2024-01-09 20:58	Resolved	1 - Information	Compliance	Disclosure	ECOA: Appraisal Not Provided to Applicant	Resolved-Evidence appraisal provided to borrower in timely manner. Condition cleared. - Due Diligence Vendor-01/09/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/09/2024 Ready for Review-Document Uploaded. XX/XX/XXXX - Appeal: Please find attached document which confirms the appraisal was made available for the customer to review. XX - Buyer-01/09/2024 Open-ECOA Non-Compliant: Appraisal present; no evidence appraisal was provided to applicant. - Due Diligence Vendor-12/22/2023		Resolved-Evidence appraisal provided to borrower in timely manner. Condition cleared. - Due Diligence Vendor-01/09/2024	XXXXXXXXXX_Appraisal_Customer.pdf XXXXXXXXXX_Appraisal_Customer.pdf			FL	Investment	Purchase	NA	1332325	N/A	N/A
XXXX	XXXX	332	Closed	2024-01-10 18:21	2024-01-10 18:24	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/10/2024		Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/10/2024				TX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1365488	Investor Post-Close	No
XXXX	XXXX	332	Closed	2023-12-28 11:14	2024-01-10 18:15	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-A valid secondary valuation supporting the origination appraisal value was provided. Condition Resolved. - Due Diligence Vendor-01/10/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/10/2024 Ready for Review-Document Uploaded. XX/XX/XXXX Appeal: Please see the uploaded CDA, dated XX/XX/XXXX, with a value of $XXX,XXX.XX, providing variance of 0% relative to the appraised value of $XXX,XXX.XX. XX - Buyer-01/10/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-12/28/2023		Resolved-A valid secondary valuation supporting the origination appraisal value was provided. Condition Resolved. - Due Diligence Vendor-01/10/2024	XXXXXXXXXX_CDA.pdf XXXXXXXXXX_CDA.pdf			TX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1339735	N/A	N/A
XXXX	XXXX	333	Closed	2023-12-28 10:34	2024-01-17 11:58	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1
Resolved- - Due Diligence Vendor-01/17/2024
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/17/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/17/2024
Ready for Review-Appeal – See the Post Close Valuation. - XX - Buyer-01/16/2024
Counter-Document Uploaded. FraudGuard Report is not acceptable secondary valuation to satisfy rating agency requirement. Condition remains. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded. Appeal – See the FraudGuard report dated XX/XX/XXXX High value XXX,XXX.XX to XXX,XXX.XX, supports value at origination. – XX - Buyer-01/08/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present.   - Due Diligence Vendor-01/04/2024
													Resolved- - Due Diligence Vendor-01/17/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/17/2024	XXXXXXXXXX_FraudGuard Report.pdf XXXXXXXXXX_FraudGuard Report.pdf XXXXXXXXXX_CDA.pdf			TX	Investment	Purchase	NA	1339724	N/A	N/A
XXXX	XXXX	334	Closed	2024-01-02 23:55	2024-01-02 23:55	Acknowledged	2 - Non-Material	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-01/02/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-01/02/2024				NJ	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1348755	Investor Post-Close	No
XXXX	XXXX	336	Closed	2023-12-29 00:31	2023-12-29 00:31	Acknowledged	2 - Non-Material	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-12/29/2023		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-12/29/2023				ID	Primary Residence	Purchase	NA	1341916	Investor Post-Close	No
XXXX	XXXX	337	Closed	2024-01-04 20:20	2024-01-04 20:20	Acknowledged	2 - Non-Material	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-01/04/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-01/04/2024				CA	Primary Residence	Refinance	Cash Out - Other	1354139	Investor Post-Close	No
XXXX	XXXX	340	Closed	2023-12-27 14:19	2024-01-09 20:22	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application
Resolved- - Due Diligence Vendor-01/09/2024
Resolved-Document Uploaded.  - Due Diligence Vendor-01/05/2024
Resolved- - Due Diligence Vendor-01/05/2024
Resolved-Evidence of initial application date of XX/XX/XXXX provided. Initial LE provided within required timing requirement. Condition cleared. - Due Diligence Vendor-01/05/2024
Ready for Review-Document Uploaded. See LOS LE Required Date attached (also placed in FTP folder). The system captures the date receipt of the six pieces of information that constitutes an application under TRID are complete and the LE is then required. The application date on this loan was XX/XX/XXXX and the LE required date was XX/XX/XXXX. The LE was issued on the same  day. Note: XX/XX/XXXX URLA was credit only as the property was not identified until XX/XX/XXXX. - Buyer-01/05/2024
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX. Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The initial Loan Estimate is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure. - Due Diligence Vendor-12/27/2023
													Resolved- - Due Diligence Vendor-01/09/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/05/2024 Resolved- - Due Diligence Vendor-01/05/2024 Resolved-Evidence of initial application date of XX/XX/XXXX provided. Initial LE provided within required timing requirement. Condition cleared. - Due Diligence Vendor-01/05/2024	XXXXXXXXXX - LOS LE Required Date.pdf XXXXXXXXXX - LOS LE Required Date.pdf			PA	Primary Residence	Purchase	NA	1337300	N/A	N/A
XXXX	XXXX	341	Closed	2024-01-03 11:29	2024-01-09 20:22	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved- - Due Diligence Vendor-01/09/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/08/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024 Ready for Review-Document Uploaded. Appeal – Please see the attached Post close valuation. - XX - Buyer-01/08/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-01/04/2024		Resolved- - Due Diligence Vendor-01/09/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/08/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024	XXXXXXXXXX_CDA.pdf XXXXXXXXXX_CDA.pdf			NJ	Primary Residence	Purchase	NA	1349328	N/A	N/A
XXXX	XXXX	341	Closed	2024-01-08 18:30	2024-01-08 18:30	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/08/2024		Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/08/2024				NJ	Primary Residence	Purchase	NA	1360207	Investor Post-Close	No
XXXX	XXXX	343	Closed	2023-12-29 00:35	2023-12-29 00:35	Acknowledged	2 - Non-Material	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-12/29/2023		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-12/29/2023				AZ	Investment	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1341922	Investor Post-Close	No
XXXX	XXXX	347	Closed	2024-01-10 21:14	2024-01-26 23:27	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)
Resolved-Rate lock on XX/XX/XXXX served as valid COCV. Tolerance cure provided at closing was sufficient. Condition cleared. - Due Diligence Vendor-01/26/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.   - Due Diligence Vendor-01/26/2024
Ready for Review-Document Uploaded. XX/XX/XXXX Appeal:  Please see attached CLOSR query (system decommissioned) showing the lock event on XX/XX/XXXX.  The Lender credit (premium pricing) moved from XXX.XX to 0.  LE X provided same day.  If this is insufficient to remedy the deficiency, please specify the specific fees that are in violation.  XX - Buyer-01/25/2024
Counter-PCCD provided reflects no additional cure. Cure amount of $XXX.XX provided at consummation insufficient to cure total tolerance violation of $XXX.XX. Condition remains. - Due Diligence Vendor-01/20/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/19/2024
Ready for Review-Document Uploaded. XX/XX/XXXX  Appeal.  Please see attached PCCD along with letter of explanation to the customer. XX
 - Buyer-01/19/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated a B for all agencies.  - Due Diligence Vendor-01/10/2024
													Resolved-Rate lock on XX/XX/XXXX served as valid COCV. Tolerance cure provided at closing was sufficient. Condition cleared. - Due Diligence Vendor-01/26/2024	XXXXXXXXXX_PCCD.pdf XXXXXXXXXX_PCCD.pdf XXXXXXXXXX CLOSR CIC.pdf			NY	Investment	Refinance	Cash Out - Other	1366031	N/A	N/A
XXXX	XXXX	347	Closed	2024-01-10 21:14	2024-01-26 23:26	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)
Resolved-Rate lock on XX/XX/XXXX served as valid COCV. Tolerance cure provided at closing was sufficient. Condition cleared. - Due Diligence Vendor-01/26/2024
Ready for Review-XX-XX-XXXX Appeal:  Please see attached CLOSR query (system decommissioned) showing the lock event on XX/XX/XXXX.  The Lender credit (premium pricing) moved from XXX.XX to X.  LE v3 provided same day.  If this is insufficient to remedy the deficiency, please specify the specific fees that are in violation.  Docs were uploaded to FTP 01-25 XX - Buyer-01/26/2024
Counter-PCCD provided reflects no additional cure. Cure amount of $XXX.XX provided at consummation insufficient to cure total tolerance violation of $XXX.XX. Condition remains. - Due Diligence Vendor-01/20/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/19/2024
Ready for Review-Document Uploaded. XX/XX/XXXX  Appeal.  Please see attached PCCD along with letter of explanation to the customer. XX
 - Buyer-01/19/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated a B for all agencies.  - Due Diligence Vendor-01/10/2024
													Resolved-Rate lock on XX/XX/XXXX served as valid COCV. Tolerance cure provided at closing was sufficient. Condition cleared. - Due Diligence Vendor-01/26/2024	XXXXXXXXXX_PCCD.pdf XXXXXXXXXX_PCCD.pdf			NY	Investment	Refinance	Cash Out - Other	1366030	N/A	N/A
XXXX	XXXX	347	Closed	2024-01-08 14:42	2024-01-20 14:54	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date (Investment Property Warnings)
Resolved-Evidence that borrower received initial CD electronically on XX/XX/XXXX to meet timing requirement. Condition cleared. - Due Diligence Vendor-01/20/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/19/2024
Ready for Review-Document Uploaded. XX/XX/XXXX Appeal.  Please see attached showing the initial CD was sent to and received by the customer on Friday, XX/XX/XXXX which is provides the 3 days for closing on Wednesday, XX/XX/XXXX. Please review and rescind. XX
 - Buyer-01/19/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Revised CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Revised CD 3 business days prior to consummation of XX/XX/XXXX.  No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-01/08/2024
													Resolved-Evidence that borrower received initial CD electronically on XX/XX/XXXX to meet timing requirement. Condition cleared. - Due Diligence Vendor-01/20/2024	XXXXXXXXXX_CD Sent-Recd Pkg.pdf XXXXXXXXXX_CD Sent-Recd Pkg.pdf			NY	Investment	Refinance	Cash Out - Other	1359389	N/A	N/A
XXXX	XXXX	347	Closed	2024-01-08 14:42	2024-01-20 14:54	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Resolved-Evidence that borrower received initial CD electronically on XX/XX/XXXX to meet timing requirement. Condition cleared. - Due Diligence Vendor-01/20/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/19/2024
Ready for Review-Document Uploaded. XX/XX/XXXX Appeal.  Please see attached showing the initial CD was sent to and received by the customer on Friday, XX/XX/XXXX which is provides the 3 days for closing on Wednesday, XX/XX/XXXX. Please review and rescind. XX
 - Buyer-01/19/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Revised CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Revised CD 3 business days prior to consummation of XX/XX/XXXX.  No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-01/08/2024
													Resolved-Evidence that borrower received initial CD electronically on XX/XX/XXXX to meet timing requirement. Condition cleared. - Due Diligence Vendor-01/20/2024	XXXXXXXXXX_CD Sent-Recd Pkg.pdf XXXXXXXXXX_CD Sent-Recd Pkg.pdf			NY	Investment	Refinance	Cash Out - Other	1359388	N/A	N/A
XXXX	XXXX	349	Closed	2024-01-03 14:19	2024-01-23 17:54	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation on TRID loan is missing for borrower(s)	Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-Evidence of E-Consent provided; condition resolved. - Due Diligence Vendor-01/23/2024 Ready for Review-Document Uploaded. 1/22/24 Providing e-consent. PA - Buyer-01/22/2024 Open-E-Consent documentation on TRID loan is missing for borrower(s) - Due Diligence Vendor-01/03/2024		Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-Evidence of E-Consent provided; condition resolved. - Due Diligence Vendor-01/23/2024	XXXXXXXXXX_XXXXXX_E-consent.pdf XXXXXXXXXX_XXXXXX_E-consent.pdf			AL	Investment	Purchase	NA	1349659	N/A	N/A
XXXX	XXXX	363	Closed	2024-01-10 20:37	2024-01-30 22:58	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved-Valid COC provided to support fee increase and removal of lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/30/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/30/2024
Ready for Review-Appeal: See CIC Documentation attached. Appraisal came in XXk low and Property Type changed from single family to PUD which impacted the customers pricing (Points increased from $XXX credit to $XXX charge).
 - Buyer-01/30/2024
Counter-The LE that corresponds to the Rate Lock does not include any Discount Points; the Discount Points were not added until the Revised CD dated XX/XX/XXXX which is more than 3 business days from the lock date; please provide a valid Change of Circumstance for the addition of the Discount points and the removal of the Lender Credit; condition remains. - Due Diligence Vendor-01/24/2024
Ready for Review-XX/XX/XXXX-Appeal: The loan was not locked when the initial LE was provided locked after LE generated.  Once the appraisal was completed, the pricing changed due to loan being locked and property type changing from SFR to PUD along with Value which increased the LTV from 70% to 76%. Please review supporting docs provided to FTP and rescind. TC  - Buyer-01/23/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). Tolerance cure of $X,XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/11/2024
													Resolved-Valid COC provided to support fee increase and removal of lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/30/2024	XXXXXXXXXX_CIC screens.pdf XXXXXXXXXX_CIC.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1365930	N/A	N/A
XXXX	XXXX	363	Closed	2024-01-10 20:37	2024-01-30 22:58	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Resolved-Valid COC provided to support fee increase and removal of lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/30/2024
Ready for Review-Appeal: See CIC Documentation attached. Appraisal came in XXk low and Property Type changed from single family to PUD which impacted the customers pricing (Points increased from $XX.XX credit to $XX.XX charge).

 - Buyer-01/30/2024
Counter-The LE that corresponds to the Rate Lock does not include any Discount Points; the Discount Points were not added until the Revised CD dated XX/XX/XXXX which is more than 3 business days from the lock date; please provide a valid Change of Circumstance for the addition of the Discount Points and the removal of the Lender Credit; condition remains. - Due Diligence Vendor-01/24/2024
Ready for Review-XX/XX/XXXX-Appeal: The loan was not locked when the initial LE was provided locked after LE generated.  Once the appraisal was completed, the pricing changed due to loan being locked and property type changing from SFR to PUD along with Value which increased the LTV from 70% to 76%. Please review supporting docs provided to FTP and rescind. TC  - Buyer-01/23/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, reflects a Loan Discount fee of $X.XX.  Final CD dated XX/XX/XXXX reflects a Loan Discount fee of $X,XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $X,XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/11/2024
													Resolved-Valid COC provided to support fee increase and removal of lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/30/2024				CA	Primary Residence	Refinance	Cash Out - Other	1365929	N/A	N/A
XXXX	XXXX	363	Closed	2024-01-24 15:51	2024-01-30 22:57	Resolved	1 - Information	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001261)
Resolved-Valid COC provided to support fee increase and removal of lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/30/2024
Ready for Review-Document Uploaded. Appeal:  Attached please find the subject loan details regarding the subject property appraising significantly lower than the borrower's estimate.  The house appraised lower than expected so LTV went from XX.XX% LTV to XX.XX% LTV.  XXXXX reduced lender credit from $XXX.XX to $X due to the LTV change affecting XXXXX pricing.  XXXXX is attaching the details regarding change of circumstance, appraisal information, and comparison of loan terms. - Buyer-01/29/2024
Open-This finding was added as a result of a re-review of the loan file. - Due Diligence Vendor-01/24/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($XXX.XX). The actual total fee amount shows a credit amount of ($X.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/24/2024
													Resolved-Valid COC provided to support fee increase and removal of lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/30/2024	XXXXXXXXXX_XX/XX CD apprsl XXXK.pdf XXXXXXXXXX_Change circumstance.pdf XXXXXXXXXX_Comparison.pdf XXXXXXXXXX_MX loan discount.pdf XXXXXXXXXX_XX/XX LE apprsl XXXK.pdf XXXXXXXXXX_MX Pricing Change.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1389840	N/A	N/A
XXXX	XXXX	363	Closed	2024-01-24 15:51	2024-01-30 22:57	Resolved	1 - Information	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001262)
Resolved-Valid COC provided to support fee increase and removal of lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/30/2024
Ready for Review-Appeal:  XXXXX has sent an explanation and support documents regarding the lender credit under XXXXX exception ID XXXXXXXX.  Please advise if additional documentation or explanation is required or if XXXX would like an appeal and cosuments under this exception as well.  Thank you, - Buyer-01/29/2024
Open-This finding was added as result of the re-review of the file. - Due Diligence Vendor-01/24/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XXX.XX). The Last CD shows a total lender credit amount of ($X.XX). The following fees "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/24/2024
													Resolved-Valid COC provided to support fee increase and removal of lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/30/2024				CA	Primary Residence	Refinance	Cash Out - Other	1389839	N/A	N/A
XXXX	XXXX	368	Closed	2024-01-05 17:24	2024-01-20 13:31	Resolved	1 - Information	Compliance	Right to Rescind	TILA: NORTC Not Executed by one or more borrowers/vested parties
Resolved- - Due Diligence Vendor-01/20/2024
Resolved-TILA: Evidence of executed NORTC(s) provided - Due Diligence Vendor-01/20/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/19/2024
Ready for Review-Document Uploaded. XX/XX/XXXX  Appeal.  Please see attached Right to Cancel that was executed by both borrowers in this transaction.  Please review and rescind. rk
 - Buyer-01/19/2024
Open- - Due Diligence Vendor-01/16/2024
Open-TILA: Notice of Right to Cancel Not Executed by one or more borrowers/vested parties.   This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/05/2024
													Resolved- - Due Diligence Vendor-01/20/2024 Resolved-TILA: Evidence of executed NORTC(s) provided - Due Diligence Vendor-01/20/2024	XXXXXXXXXX_Right to Cancel.pdf XXXXXXXXXX_Right to Cancel.pdf			CO	Primary Residence	Refinance	Cash Out - Other	1356722	N/A	N/A
XXXX	XXXX	368	Closed	2024-01-05 16:42	2024-01-20 13:30	Resolved	1 - Information	Compliance	Disclosure	TILA: CHARM Booklet is Missing or Incomplete	Resolved-CHARM Booklet is Present or Not Applicable - Due Diligence Vendor-01/16/2024 Ready for Review-Appeal: Mortgage Conditional Approval dated XX/XX/XXXX reflecting ARM recommends borrower review enclosed handbook on Adjustable-Rate Mortgages. Libor ARM Disclosure dated XX/XX/XXXX also reflects the enclosure of the CHARM. - Buyer-01/16/2024 Open-TILA: CHARM Booklet is Missing or Incomplete - Due Diligence Vendor-01/05/2024		Resolved-CHARM Booklet is Present or Not Applicable - Due Diligence Vendor-01/16/2024				CO	Primary Residence	Refinance	Cash Out - Other	1356559	N/A	N/A
XXXX	XXXX	375	Closed	2024-01-04 15:13	2024-01-20 13:36	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation on TRID loan is missing for borrower(s)	Resolved-Evidence of e-consent provided. Condition cleared. - Due Diligence Vendor-01/20/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/19/2024 Ready for Review-Proof of E-Consent uploaded to the FTP folder. - Buyer-01/19/2024 Open-E-Consent documentation on TRID loan is missing for borrower(s). - Due Diligence Vendor-01/04/2024		Resolved-Evidence of e-consent provided. Condition cleared. - Due Diligence Vendor-01/20/2024	XXXXXXXXXX - Proof of E-Consent.pdf			TX	Investment	Purchase	NA	1352794	N/A	N/A
XXXX	XXXX	382	Seller	2024-01-11 20:32	2024-01-12 20:34	Acknowledged	2 - Non-Material	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Open-Tolerance cure of $XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/12/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Processing Fee, Attorney's Fees. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - Due Diligence Vendor-01/11/2024
																	NY	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1368147	N/A	N/A
XXXX	XXXX	382	Seller	2024-01-11 20:32	2024-01-12 20:33	Acknowledged	2 - Non-Material	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Open-The Loan Estimate, dated XX/XX/XXXX, reflects a CEM Processing Fee of $X.XX and NY Attorney Fee of $XXX.XX. Final CD dated XX/XX/XXXX reflects a CEM Processing Fee of $XXX.XX and NY Attorney Fee of $XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/12/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Processing Fee, Attorney's Fees. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). - Due Diligence Vendor-01/11/2024
																	NY	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1368146	N/A	N/A
XXXX	XXXX	388	Closed	2024-01-08 16:26	2024-01-24 22:51	Resolved	1 - Information	Compliance	Missing Doc	RESPA: Toolkit Missing or Incomplete
Resolved-Evidence provided that Toolkit was provided within timing requirement of initial loan application. Condition cleared. - Due Diligence Vendor-01/24/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/24/2024
Ready for Review-Document Uploaded. XX/XX/XXXX-Appeal: Please find attached a screenshot from XXXXX origination system showing when the application package was received and acknowledged by the borrower.  The toolkit disclosure is a part of the application package. XX - Buyer-01/23/2024
Open-RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/08/2024
													Resolved-Evidence provided that Toolkit was provided within timing requirement of initial loan application. Condition cleared. - Due Diligence Vendor-01/24/2024	XXXXXXXXXX_Toolkit.pdf XXXXXXXXXX_Toolkit.pdf			GA	Primary Residence	Refinance	Cash Out - Other	1359722	N/A	N/A
XXXX	XXXX	388	Closed	2024-01-08 16:29	2024-01-19 20:25	Resolved	1 - Information	Credit	Missing Doc	Missing FHA Connection Appraiser on the Approved FHA List	Resolved-Verification of HUD approved appraiser provided in file. Condition cleared. - Due Diligence Vendor-01/19/2024 Open-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/08/2024		Resolved-Verification of HUD approved appraiser provided in file. Condition cleared. - Due Diligence Vendor-01/19/2024				GA	Primary Residence	Refinance	Cash Out - Other	1359739	N/A	N/A
XXXX	XXXX	388	Seller	2024-01-08 16:34	2024-01-08 16:34	Acknowledged	2 - Non-Material	Credit	Missing Doc	FHA - Missing Verification of FHA MIP payment	Open-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/08/2024						GA	Primary Residence	Refinance	Cash Out - Other	1359765	N/A	N/A
XXXX	XXXX	388	Seller	2024-01-08 16:33	2024-01-08 16:33	Acknowledged	2 - Non-Material	Credit	Missing Doc	FHA - Missing HUD/VA Addendum to Uniform Residential Loan Application - 92900 A FINAL	Open-Not signed by Lender representative. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/08/2024						GA	Primary Residence	Refinance	Cash Out - Other	1359755	N/A	N/A
XXXX	XXXX	389	Closed	2024-01-29 12:07	2024-02-20 18:42	Resolved	1 - Information	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Document Uploaded. - Due Diligence Vendor-02/20/2024 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-02/20/2024 Ready for Review-Document Uploaded. Appeal: Attached please find Fraud Reports pulled from XXXXX additional doc holding system. Thank you - Buyer-02/15/2024 Open-Missing Third Party Fraud Report - Due Diligence Vendor-01/29/2024		Resolved-Document Uploaded. - Due Diligence Vendor-02/20/2024 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-02/20/2024	XXXXXXXXXX_Fraud Reports.pdf XXXXXXXXXX_Fraud Reports.pdf			MD	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1397003	N/A	N/A
XXXX	XXXX	389	Closed	2024-02-06 15:56	2024-02-07 18:01	Acknowledged	2 - Non-Material	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/07/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/07/2024				MD	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1416211	Investor Post-Close	No
XXXX	XXXX	389	Seller	2024-01-29 14:14	2024-02-06 16:15	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/29/2024						MD	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1397252	N/A	N/A
XXXX	XXXX	390	Closed	2024-02-06 16:51	2024-02-07 18:02	Acknowledged	2 - Non-Material	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/07/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/07/2024				FL	Primary Residence	Refinance	Cash Out - Debt Consolidation	1416599	Investor Post-Close	No
XXXX	XXXX	391	Closed	2024-02-07 17:55	2024-03-01 16:28	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-Document Uploaded. - Due Diligence Vendor-03/01/2024 Resolved-An AVM Report was provided. Variance within tolerance. Condition cleared. - Due Diligence Vendor-03/01/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/01/2024 Ready for Review-Appeal - See the AVM added to the shared folder, supports origination value of XXX,XXX.XX with 0X variance. - Buyer-02/29/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-02/07/2024		Resolved-Document Uploaded. - Due Diligence Vendor-03/01/2024 Resolved-An AVM Report was provided. Variance within tolerance. Condition cleared. - Due Diligence Vendor-03/01/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/01/2024	XXXXXXXXXX_AVM.pdf			MA	Primary Residence	Purchase	NA	1419742	N/A	N/A
XXXX	XXXX	392	Closed	2024-01-29 18:34	2024-02-27 14:39	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-Document Uploaded. - Due Diligence Vendor-02/27/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-02/27/2024 Ready for Review-Document Uploaded. XX/XX/XXXX Appeal: Please see the uploaded CDA, dated XX/XX/XXXX, with a value of $XXX,XXX.XX, providing variance of X% relative to the appraised value of $XXX,XXX.XX. XX - Buyer-02/26/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-01/29/2024		Resolved-Document Uploaded. - Due Diligence Vendor-02/27/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_CDA.pdf XXXXXXXXXX_CDA.pdf			NY	Primary Residence	Purchase	NA	1398215	N/A	N/A
XXXX	XXXX	392	Closed	2024-01-29 17:09	2024-02-13 21:34	Resolved	1 - Information	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Document Uploaded. - Due Diligence Vendor-02/13/2024 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-02/13/2024 Ready for Review-Document Uploaded. XX/XX/XXXX Appeal attached TPO DRIVE score and fraud report kindly review rescind to resolve.XX - Buyer-02/13/2024 Open-Missing Third Party Fraud Report - Due Diligence Vendor-01/29/2024		Resolved-Document Uploaded. - Due Diligence Vendor-02/13/2024 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-02/13/2024	XXXXXXXXXX _DRIVE scoring and fraud.pdf XXXXXXXXXX _DRIVE scoring and fraud.pdf			NY	Primary Residence	Purchase	NA	1397924	N/A	N/A
XXXX	XXXX	395	Closed	2024-02-07 19:15	2024-04-03 15:42	Resolved	1 - Information	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of XX.XX% is less than or equal to AUS DTI of 42.56% - Due Diligence Vendor-04/03/2024
Resolved-Audited DTI of XX.XX% is less than or equal to AUS DTI of 42.56% - Due Diligence Vendor-02/14/2024
Ready for Review-Document Uploaded. Appeal:  It appears the vendor is including the full 2nd home PITI payment of $xxx in debts.  However, the mortgage statement shows at time of origination the borrower had one payment remaining which was posted XX/XX/XXXX, leaving only the tax & insurance payment of $X,XXX.XX/mo.  Additionally, per the attached credit supplement, the BOC credit line does not have monthly payments, but rather is due in a lump sum.  The supplement shows a $X payment, and the borrower's verified assets are sufficient to pay the balance if BOC is backed out of the balance.   - Buyer-02/14/2024
Open-Audited DTI of XX.XX% exceeds AUS DTI of XX.XX% (AUS DTI of 39.56% + 3% tolerance = max DTI of 42.56%). Audit value of XX.XX% exceeds AUS DTI of 39.56% due to the exclusion of the monthly payment for the Borrower's Second Home. - Due Diligence Vendor-02/07/2024
													Resolved-Audited DTI of XX.XX% is less than or equal to AUS DTI of 42.56% - Due Diligence Vendor-04/03/2024 Resolved-Audited DTI of XX.XX% is less than or equal to AUS DTI of 42.56% - Due Diligence Vendor-02/14/2024	XXXXXXXXXX_2nd home statement.pdf XXXXXXXXXX_BOC no payments.pdf XXXXXXXXXX_2nd home mortgage PIF.pdf			NJ	Primary Residence	Refinance	Cash Out - Debt Consolidation	1420116	N/A	N/A
XXXX	XXXX	395	Closed	2024-02-08 21:42	2024-04-03 15:41	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements	Resolved-Document Uploaded. Evidence provided that 2nd home mortgage was paid in full. DTI recalculated based on TIA only and DTI within tolerance of DU. Condition cleared. - Due Diligence Vendor-02/14/2024 Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-02/14/2024 Open-ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements - Due Diligence Vendor-02/08/2024		Resolved-Document Uploaded. Evidence provided that 2nd home mortgage was paid in full. DTI recalculated based on TIA only and DTI within tolerance of DU. Condition cleared. - Due Diligence Vendor-02/14/2024 Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-02/14/2024	XXXXXXXXXX_BOC no payments.pdf XXXXXXXXXX_2nd home mortgage PIF.pdf XXXXXXXXXX_2nd home statement.pdf			NJ	Primary Residence	Refinance	Cash Out - Debt Consolidation	1423857	N/A	N/A
XXXX	XXXX	395	Closed	2024-02-15 23:44	2024-02-15 23:44	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/15/2024		Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/15/2024				NJ	Primary Residence	Refinance	Cash Out - Debt Consolidation	1438579	Investor Post-Close	No
XXXX	XXXX	395	Closed	2024-02-05 16:17	2024-02-15 23:43	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved- - Due Diligence Vendor-02/15/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-02/15/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/15/2024 Ready for Review-2/15/24 – See the CDA added to the shared folder. - XX - Buyer-02/15/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-02/05/2024		Resolved- - Due Diligence Vendor-02/15/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-02/15/2024	XXXXXXXXXX_CDA.pdf			NJ	Primary Residence	Refinance	Cash Out - Debt Consolidation	1413550	N/A	N/A
XXXX	XXXX	395	Closed	2024-02-07 19:28	2024-02-14 23:29	Resolved	1 - Information	Credit	Closing	Invalid AUS	Resolved-Evidence provided that 2nd home mortgage was paid in full. DTI recalculated based on TIA only and DTI within tolerance of DU. Condition cleared. - Due Diligence Vendor-02/14/2024 Open-The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI. - Due Diligence Vendor-02/07/2024		Resolved-Evidence provided that 2nd home mortgage was paid in full. DTI recalculated based on TIA only and DTI within tolerance of DU. Condition cleared. - Due Diligence Vendor-02/14/2024				NJ	Primary Residence	Refinance	Cash Out - Debt Consolidation	1420171	N/A	N/A
XXXX	XXXX	396	Closed	2024-02-09 19:40	2024-02-20 18:38	Resolved	1 - Information	Credit	Missing Doc	FHA - Missing FHA Loan UWing and Transmittal Summary – 92900 LT	Resolved-Executed FHA Loan UWing and Transmittal Summary-92900LT provided. Condition cleared. - Due Diligence Vendor-02/20/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/20/2024 Ready for Review-Document Uploaded. Appeal: Attached please find the subject loan 92900 with underwriter's name printed and signature included. Thank you, - Buyer-02/15/2024 Open-FHA Loan UWing and Transmittal Summary-92900LT not signed by the Underwriter. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/09/2024		Resolved-Executed FHA Loan UWing and Transmittal Summary-92900LT provided. Condition cleared. - Due Diligence Vendor-02/20/2024	XXXXXXXXXX_UW signed 92900.pdf XXXXXXXXXX_UW signed 92900.pdf			LA	Primary Residence	Purchase	NA	1426401	N/A	N/A
XXXX	XXXX	396	Closed	2024-02-09 19:39	2024-02-14 23:39	Resolved	1 - Information	Credit	Missing Doc	FHA - Missing FHA Assumption Notice	Resolved-FHA Assumption notice provided. Condition cleared. - Due Diligence Vendor-02/14/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/14/2024 Ready for Review-Document Uploaded. XX/XX/XXXX Appeal. Please see attached FHA Assumption notice provided to and received by the customer as requested. Please review and rescind. XX - Buyer-02/14/2024 Open-Missing FHA assumption notice. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/09/2024		Resolved-FHA Assumption notice provided. Condition cleared. - Due Diligence Vendor-02/14/2024	XXXXXXXXXX_FHA Assumption Notice.pdf XXXXXXXXXX_FHA Assumption Notice.pdf			LA	Primary Residence	Purchase	NA	1426394	N/A	N/A
XXXX	XXXX	396	Closed	2024-02-09 20:02	2024-02-14 23:38	Resolved	1 - Information	Compliance	Disclosure	ECOA: Appraisal Not Provided to Applicant	Resolved-Evidence provided that appraisal was delivered to borrower in timely manner. Condition cleared. - Due Diligence Vendor-02/14/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/14/2024 Ready for Review-Document Uploaded. XX/XX/XXXX Appeal. Please see attached Appraisal Delivery notice dated XX/XX/XXXX providing the appraisal to the customers. Please review and rescind. XX - Buyer-02/14/2024 Open-ECOA Non-Compliant: Appraisal present; no evidence appraisal was provided to applicant. - Due Diligence Vendor-02/09/2024		Resolved-Evidence provided that appraisal was delivered to borrower in timely manner. Condition cleared. - Due Diligence Vendor-02/14/2024	XXXXXXXXXX_Appraisal Delivery.pdf XXXXXXXXXX_Appraisal Delivery.pdf			LA	Primary Residence	Purchase	NA	1426483	N/A	N/A
XXXX	XXXX	396	Seller	2024-02-09 19:41	2024-02-12 14:36	Acknowledged	2 - Non-Material	Credit	Missing Doc	FHA - Missing Verification of FHA MIP payment	Open-Missing verification of FHA MIP payment. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/09/2024						LA	Primary Residence	Purchase	NA	1426406	N/A	N/A
XXXX	XXXX	403	Closed	2024-02-06 17:11	2024-02-14 23:51	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Employment validation/verification standards do not meet requirements
Resolved-ATR Risk - Employment validation/verification standards meet requirements - Due Diligence Vendor-02/14/2024
Ready for Review-02/14/2024 - Appeal: Income documentation located in the downloaded loan file include: The XXXX tax returns begin on page 303 and page 1875, XXXX K1s begin on page 1375, XXXX tax returns begin on page 1431 and 1916, XXXX W2 for the borrower 1 is on page 1783, XXXX W2 for B2 is on page 2090 with XXXX W2 on page 2190, current paystub for B1 is on page 1853 of the downloaded file. The paystub for B2 has been uploaded for an additional exception. Verification of Employments are also located in the downloaded file. XX - Buyer-02/14/2024
Open-ATR Risk - Employment validation/verification standards do not meet requirements - Due Diligence Vendor-02/06/2024
													Resolved-ATR Risk - Employment validation/verification standards meet requirements - Due Diligence Vendor-02/14/2024				TX	Primary Residence	Refinance	Cash Out - Other	1416701	N/A	N/A
XXXX	XXXX	403	Closed	2024-02-06 15:23	2024-02-14 23:50	Resolved	1 - Information	Credit	Missing Doc	Borrower 2 Paystubs Missing	Resolved-Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-02/14/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/14/2024 Ready for Review-Document Uploaded. 02/14/2024 - Appeal: Please find the current paystub for B2 which covers > 30 days year-to-date. XX - Buyer-02/14/2024 Open-Borrower 2 Paystubs Missing . The fille includes no paystubs to support the qualifying wage income used for the co-borrower. - Due Diligence Vendor-02/12/2024		Resolved-Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-02/14/2024	XXXXXXXXXX_B2 paystub.pdf XXXXXXXXXX_B2 paystub.pdf			TX	Primary Residence	Refinance	Cash Out - Other	1416027	N/A	N/A
XXXX	XXXX	403	Closed	2024-02-06 17:25	2024-02-14 23:46	Resolved	1 - Information	Credit	Missing Doc	Missing Borrower Identification - Borrower 2	Resolved-Borrower 2 identification provided. Condition cleared. - Due Diligence Vendor-02/14/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/14/2024 Ready for Review-XX/XX/XXXX – Appeal: Please find attached B2 identification uploaded with the 1st borrower’s ID. XX - Buyer-02/14/2024 Open-Borrower 2 identification not provided. - Due Diligence Vendor-02/06/2024		Resolved-Borrower 2 identification provided. Condition cleared. - Due Diligence Vendor-02/14/2024	XXXXXXXXXX_Identification.pdf			TX	Primary Residence	Refinance	Cash Out - Other	1416774	N/A	N/A
XXXX	XXXX	403	Closed	2024-02-06 17:24	2024-02-14 23:45	Resolved	1 - Information	Credit	Missing Doc	Missing Borrower Identification - Borrower 1	Resolved-Borrower 1 identification provided. Condition cleared. - Due Diligence Vendor-02/14/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/14/2024 Ready for Review-Document Uploaded. XX/XX/XXXX – Appeal: Please find attached B1 identification. XX - Buyer-02/14/2024 Open-Borrower 1 identification not provided. - Due Diligence Vendor-02/06/2024		Resolved-Borrower 1 identification provided. Condition cleared. - Due Diligence Vendor-02/14/2024	XXXXXXXXXX_Identification.pdf XXXXXXXXXX_Identification.pdf			TX	Primary Residence	Refinance	Cash Out - Other	1416773	N/A	N/A
XXXX	XXXX	408	Closed	2024-02-13 13:57	2024-02-13 13:57	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/13/2024		Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/13/2024				WA	Primary Residence	Purchase	NA	1430928	Investor Post-Close	No
XXXX	XXXX	426	Seller	2024-02-13 11:02	2024-02-14 15:02	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Open-Privacy Notice Required - Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/14/2024						NY	Primary Residence	Purchase	NA	1430642	N/A	N/A
XXXX	XXXX	440	Closed	2024-02-14 12:40	2024-03-01 16:34	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application
Resolved-Document Uploaded.  - Due Diligence Vendor-03/01/2024
Resolved-Lender provided evidence that the 6 elements of information for the subject property, a purchase of a primary residence, was not obtained until Purchase Contract confirmed property address. The initial 1003 documents dated XX/XX/XXXX did NOT reflect the subject address. Based on other documentation within the loan file, it appears that the borrowers were provided the 6 elements on XX/XX/XXXX. Compliance testing now passes. Condition cleared.  - Due Diligence Vendor-03/01/2024
Resolved-Resolved - Due Diligence Vendor-03/01/2024
Ready for Review-Appeal – See the 1003 dated XX/XX/XXXX, No property address (pre approval time frame), same as Mortgage Conditional Approval dated XX/XX/XXXX reflecting statement “While you’re shopping for your home.” The 1003 document with the issue date at the bottom of the page is XX/XX/XXXX and reflects the property address listed on the sales contract counter offer date XX/XX/XXXX e-signed by the seller and signed by the buyer(s) the same date,  in the loan file. - Buyer-02/29/2024
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/14/2024

Resolved-Document Uploaded.  - Due Diligence Vendor-03/01/2024
 Resolved-Lender provided evidence that the 6 elements of information for the subject property, a purchase of a primary residence, was not obtained until Purchase Contract confirmed property address. The initial 1003 documents dated XX/XX/XXXX did NOT reflect the subject address. Based on other documentation within the loan file, it appears that the borrowers were provided the 6 elements on XX/XX/XXXX. Compliance testing now passes. Condition cleared.  - Due Diligence Vendor-03/01/2024
 Resolved-Resolved - Due Diligence Vendor-03/01/2024

														XXXXXXXXXX_XXXXXXX_Initial 1003.pdf			CA	Primary Residence	Purchase	NA	1433938	N/A	N/A
XXXX	XXXX	446	Seller	2024-02-14 17:36	2024-03-06 21:01	Acknowledged	2 - Non-Material	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Counter-Document Uploaded. COC provided to support fee increases, but finding cited for finance charge under-disclosure.  No amortization schedule in file with MI premium disclosure, but it appears that MI premiums were under-disclosed. Condition remains. - Due Diligence Vendor-03/06/2024
Ready for Review-Document Uploaded. XX/XX/XXXX Appeal attached LE#10- created XX/XX/XXXX -COC- Loan amount $XXX- LE#6- created XX/XX/XXXX- COC  loan amt $XXX -loan locked - LE#4- created XX/XX/XXXX -COC  loan amt $XXX not locked+fees kindly review rescind.XX - Buyer-03/06/2024
Open-The disclosed finance charge ($XXX) is ($XXX) below the actual finance charge($XXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) This finding is outside of the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/14/2024
														XXXXXXXXXX-3.XX.24 Attached Appeal.pdf XXXXXXXXXX-3.XX.24 Attached Appeal.pdf			NY	Primary Residence	Purchase	NA	1434799	N/A	N/A
XXXX	XXXX	447	Closed	2024-02-14 17:40	2024-02-22 17:21	Resolved	1 - Information	Compliance	Mavent	AbilityToRepay: QMPointsAndFees
Resolved-Document Uploaded. Evidence of undiscounted rate of XX.XX% provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/22/2024
Ready for Review-Appeal:  Please see Undiscounted Rate History Screen  - Buyer-02/22/2024
Open-The loan fees ($X,XXX.XX) exceed the (QM) (Note Amount >=$XX,XXX.XX and <$XX,XXX.XX) fee limit, which is 5% of the Total Loan Amount ($X,XXX.XX), the difference is ($XXX.XX). (12 CFR 1026.43(e)(3). Provide rate sheet, Undiscount Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt. - Due Diligence Vendor-02/14/2024
													Resolved-Document Uploaded. Evidence of undiscounted rate of XX.XX% provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/22/2024	XXXXXXXXXX Undiscounted Rate History Screen.pdf			FL	Primary Residence	Refinance	Cash Out - Other	1434822	N/A	N/A
XXXX	XXXX	447	Closed	2024-02-14 17:40	2024-02-22 17:16	Resolved	1 - Information	Compliance	Mavent	HighCost: APR/FEES
Resolved-Document Uploaded. Evidence of undiscounted rate of X.XXX% provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/22/2024
Ready for Review-Document Uploaded. Appeal:  Please see Undiscounted Rate History Screen - Buyer-02/22/2024
Open-The loan fees ($X,XXX.XX) exceed the (FED2014) (Note Amount >=$XX,XXX.XX) fee limit, which is 5% of the Total Loan Amount ($X,XXX.XX), the difference is ($XXX.XX). (12 CFR 1026.32). ($XXXX.XX) > ($XXXX.XX) the maximum points and fees allowed. Provide rate sheet, Undiscount Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt.
 - Due Diligence Vendor-02/14/2024
													Resolved-Document Uploaded. Evidence of undiscounted rate of XX.XX% provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/22/2024	XXXXXXXXXX Undiscounted Rate History Screen.pdf XXXXXXXXXX Undiscounted Rate History Screen.pdf			FL	Primary Residence	Refinance	Cash Out - Other	1434821	N/A	N/A
XXXX	XXXX	454	Closed	2024-02-14 21:25	2024-02-22 17:46	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Resolved-Document Uploaded. Evidence that CD provided electronically to borrower within timing requirement. Condition cleared. - Due Diligence Vendor-02/22/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (ElectronicDelivery). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - Due Diligence Vendor-02/22/2024
Ready for Review-XX/XX/XXXX-Appeal: Evidence of delivery/receipt of the initial CD dated XX/XX/XXXX uploaded to FTP site. XX  - Buyer-02/22/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/14/2024
													Resolved-Document Uploaded. Evidence that CD provided electronically to borrower within timing requirement. Condition cleared. - Due Diligence Vendor-02/22/2024	XXXXXXXXXX_Evidence of Delivery of initial CD.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1435705	N/A	N/A
XXXX	XXXX	455	Closed	2024-02-16 18:57	2024-02-29 15:02	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)
Resolved-Document Uploaded. Valid COC provided to support fee increase. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-02/29/2024
Ready for Review-Document Uploaded. XX/XX/XXXX Appeal attached XXXXX retail loan -mortgage express is LO system,  screen shots  showing Loan re-disclosure for $XXX.XX CEM processing fee- Loan is a NY CEMA property,  Document was US mailed, Mortgage express showing print job for LE on XX/XX/XXXX and batch job history kindly review rescind.glos. - Buyer-02/27/2024
Counter-Lender COC documents provided reviewed. COC dated XX/XX/XXXX provided converting loan to CEMA; however, fee increase was not re-disclosed until initial CD, dated XX/XX/XXXX which exceeds 3 day requirement for redisclosure.  Additionally, no COC provided to support increase in borrower paid portion of fee of $XX.XX disclosed on initial CD dated XX/XX/XXXX and borrower paid portion of fee of $XXX.XX on redisclosed CD dated XX/XX/XXXX, and final CD, dated XX/XX/XXXX. Tolerance cure of $XXX required. Condition remains. - Due Diligence Vendor-02/22/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/22/2024
Ready for Review-Document Uploaded. XX/XX/XXXX - Appeal: see attached system generated document showing the CIC for the added CEM Processing Fee in the amount of $XXX
 - Buyer-02/22/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. CEM Processing Fee on CD dated XX/XX/XXXX is $XXX.XX. LE dated XX/XX/XXXX lists fee as $X.XX. This fee is in a 0% tolerance section. The file did not contain a COC to support the fee increase. Lender tolerance cure of $XXX is required. Section J reflects $XXX tolerance cure that is insufficient as it was applied to the tolerance cure for the NY Attorney Fee. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/20/2024
													Resolved-Document Uploaded. Valid COC provided to support fee increase. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-02/29/2024	XXXXXXXXXX_CIC Re disclosure Fee Chg.pdf XXXXXXXXXX_CIC Re disclosure Fee Detail.pdf XXXXXXXXXX_CIC Re disclosure History.pdf XXXXXXXXXX_CIC Re disclosure.pdf XXXXXXXXXX_CIC Re disclosure History.pdf XXXXXXXXXX_CIC Re disclosure Fee Chg.pdf XXXXXXXXXX_CIC Re disclosure.pdf XXXXXXXXXX_CIC Re disclosure Fee Detail.pdf XXXXXXXXXX_Appeal .pdf XXXXXXXXXX_Appeal .pdf			NY	Primary Residence	Refinance	Cash Out - Other	1440346	N/A	N/A
XXXX	XXXX	455	Closed	2024-02-16 18:57	2024-02-29 15:02	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)
Resolved-Document Uploaded. Valid COC provided to support fee increase. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-02/29/2024
Ready for Review-Document Uploaded. XX/XX/XXXX Appeal attached XXXXX retail loan -mortgage express is LO system,  screen shots  showing Loan re-disclosure for $XXX.XX CEM processing fee- Loan is a NY CEMA property,  Document was US mailed, Mortgage express showing print job for LE on XX/XX/XXXX and batch job history kindly review rescind.glos. - Buyer-02/27/2024
Counter-Lender COC documents provided reviewed. COC dated XX/XX/XXXX provided converting loan to CEMA; however, fee increase was not re-disclosed until initial CD, dated XX/XX/XXXX which exceeds 3 day requirement for redisclosure.  Additionally, no COC provided to support increase in borrower paid portion of fee of $XX.XX disclosed on initial CD dated XX/XX/XXXX and borrower paid portion of fee of $XXX.XX on redisclosed CD dated XX/XX/XXXX, and final CD, dated XX/XX/XXXX. Tolerance cure of $XXX required. Condition remains. - Due Diligence Vendor-02/22/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/22/2024
Ready for Review-Document Uploaded. XX/XX/XXXX - Appeal: see attached system generated document showing the CIC for the added CEM Processing Fee in the amount of $XX.XX
 - Buyer-02/22/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. CEM Processing Fee on CD dated XX/XX/XXXX is $XXX.XX. LE dated XX/XX/XXXX lists fee as $X.XX. This fee is in a 0% tolerance section. The file did not contain a COC to support the fee increase. Lender tolerance cure of $XXX is required. Section J reflects $XXX tolerance cure that is insufficient as it was applied to the tolerance cure for the NY Attorney Fee. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/20/2024
													Resolved-Document Uploaded. Valid COC provided to support fee increase. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-02/29/2024	XXXXXXXXXX_CIC Re disclosure Fee Chg.pdf XXXXXXXXXX_CIC Re disclosure Fee Detail.pdf XXXXXXXXXX_CIC Re disclosure History.pdf XXXXXXXXXX_CIC Re disclosure.pdf XXXXXXXXXX_CIC Re disclosure Fee Chg.pdf XXXXXXXXXX_CIC Re disclosure Fee Detail.pdf XXXXXXXXXX_CIC Re disclosure History.pdf XXXXXXXXXX_CIC Re disclosure.pdf XXXXXXXXXX_Appeal .pdf XXXXXXXXXX_Appeal .pdf			NY	Primary Residence	Refinance	Cash Out - Other	1440345	N/A	N/A
XXXX	XXXX	464	Closed	2024-02-22 12:19	2024-03-06 21:41	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved-Document Uploaded. Valid COCs provided to support fee increases.  Tolerance cure at closing sufficient and no additional cure required. Condition cleared. - Due Diligence Vendor-03/06/2024
Ready for Review-Appeal:  Please see attached CIC for Appraisal Update and Final Inspection fees on the other exception.  Cure of $XXX on final CD is sufficient. - Buyer-03/06/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Inspection Fee, Appraisal Field Review Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Final Inspection increased on the CD dated XX/XX/XXXX without a valid COC. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies.
 - Due Diligence Vendor-02/22/2024
													Resolved-Document Uploaded. Valid COCs provided to support fee increases. Tolerance cure at closing sufficient and no additional cure required. Condition cleared. - Due Diligence Vendor-03/06/2024	XXXXXXXXXX CIC For Appraisal Update and Final Inspection.pdf			ID	Primary Residence	Purchase	NA	1447832	N/A	N/A
XXXX	XXXX	464	Closed	2024-02-22 12:19	2024-03-06 21:40	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Resolved-Document Uploaded. Valid COCs provided to support fee increases.  Tolerance cure at closing sufficient and no additional cure required. Condition cleared. - Due Diligence Vendor-03/06/2024
Ready for Review-Document Uploaded. Appeal:  Please see attached CIC for Appraisal Update and Final Inspection fees.  Cure of $XXX on final CD is sufficient. - Buyer-03/06/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Inspection Fee, Appraisal Field Review Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, XX/XX/XXXX does not reflect a Fee name of Final Inspection.  Final CD dated XX/XX/XXXX reflects a Final Inspection of $XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.
 - Due Diligence Vendor-02/22/2024
													Resolved-Document Uploaded. Valid COCs provided to support fee increases. Tolerance cure at closing sufficient and no additional cure required. Condition cleared. - Due Diligence Vendor-03/06/2024	XXXXXXXXXX CIC For Appraisal Update and Final Inspection.pdf XXXXXXXXXX CIC For Appraisal Update and Final Inspection.pdf			ID	Primary Residence	Purchase	NA	1447831	N/A	N/A
XXXX	XXXX	467	Seller	2024-02-19 18:41	2024-02-20 22:58	Acknowledged	2 - Non-Material	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate dated XX/XX/XXXX reflects an appraisal fee of $XXX.XX.  Final CD dated XX/XX/XXXX reflects an appraisal fee of $XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2024
																	PA	Primary Residence	Refinance	Rate and Term	1442580	N/A	N/A
XXXX	XXXX	467	Seller	2024-02-19 18:41	2024-02-20 22:58	Acknowledged	2 - Non-Material	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The appraisal fee increased on the CD dated XX/XX/XXXX without a valid COC. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2024
																	PA	Primary Residence	Refinance	Rate and Term	1442581	N/A	N/A
XXXX	XXXX	469	Closed	2024-02-15 17:55	2024-03-05 22:06	Resolved	1 - Information	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001261)
Resolved-Document Uploaded. Valid COC provided to support fee change. No tolerance cure required. Condition cleared. - Due Diligence Vendor-03/05/2024
Ready for Review-Appeal – See the MXP Screen shots added to the shared folder for Changed Circumstances XX/XX/XXXX for the LE issued XX/XX/XXXX. - Buyer-03/05/2024
Counter-Revised LE dated XX/XX/XXXX reflects decrease in lender credit from $X,XXX.XX initially disclosed to $XXX.XX. No valid COC to support fee change from LEs dated XX/XX/XXXX and XX/XX/XXXX to revised LE dated XX/XX/XXXX. Condition remains. - Due Diligence Vendor-03/05/2024
Ready for Review-Appeal – LE dated XX/XX/XXXX reflects a lock expiration date of XX/XX/XXXX, loan closed XX/XX/XXXX. Per commitment letters the fee / cost changed from .527% or ($X,XXX.XX) credit for the rate to .277% or ($XXX.XX) credit for the rate extension. Lock-In Agreement E-Doc XX/XX/XXXX in loan file. - Buyer-02/29/2024
Open- The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $X,XXX.XX in Section J.  Final CD dated XX/XX/XXXX reflects a Lender Credit applied to the Processing Fee of $XXX.XX in Section A.   The Loan Estimate reflecting the decrease, dated XX/XX/XXXX did not have a valid COC and did not correspond to the rate locks.  No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/15/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($X,XXX.XX). The actual total fee amount shows a credit amount of ($XXX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - Due Diligence Vendor-02/15/2024
													Resolved-Document Uploaded. Valid COC provided to support fee change. No tolerance cure required. Condition cleared. - Due Diligence Vendor-03/05/2024	XXXXXXXXXX_MXP Screens for COC.pdf			IN	Primary Residence	Refinance	Rate and Term	1437459	N/A	N/A
XXXX	XXXX	469	Closed	2024-02-15 17:55	2024-03-05 22:06	Resolved	1 - Information	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001262)
Resolved-Document Uploaded. Valid COC provided to support fee change. No tolerance cure required. Condition cleared. - Due Diligence Vendor-03/05/2024
Ready for Review-Appeal – See the MXP Screen shots added to the shared folder for Changed Circumstances XX/XX/XXXX0 for the LE issued XX/XX/XXXX. - Buyer-03/05/2024
Counter-Revised LE dated XX/XX/XXXX reflects decrease in lender credit from $X,XXX.XX initially disclosed to $XXX.XX. No valid COC to support fee change from LEs dated XX/XX/XXXX and XX/XX/XXXX to revised LE dated XX/XX/XXXX. Condition remains. - Due Diligence Vendor-03/05/2024
Ready for Review-Appeal – LE dated XX/XX/XXXX reflects a lock expiration date of XX/XX/XXXX, loan closed XX/XX/XXXX. Per commitment letters the fee / cost changed from .527% or ($X,XXX.XX) credit for the rate to .277% or ($XXX.XX) credit for the rate extension. Lock-In Agreement E-Doc XX/XX/XXXX in loan file. - Buyer-02/29/2024
Open- The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $X,XXX.XX in Section J.  Final CD dated XX/XX/XXXX reflects a Lender Credit applied to the Processing Fee of $XXX.XX in Section A.   The Loan Estimate reflecting the decrease, dated XX/XX/XXXX did not have a valid COC and did not correspond to the rate locks.  No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/15/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($X,XXX.XX). The Last CD shows a total lender credit amount of ($XXX.XX). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - Due Diligence Vendor-02/15/2024
													Resolved-Document Uploaded. Valid COC provided to support fee change. No tolerance cure required. Condition cleared. - Due Diligence Vendor-03/05/2024	XXXXXXXXXXMXP Screens for COC.pdf			IN	Primary Residence	Refinance	Rate and Term	1437458	N/A	N/A
XXXX	XXXX	475	Closed	2024-02-16 17:59	2024-02-28 18:41	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved-Valid COC provided to support fee increases. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded. XX/XX/XXXX: Appeal. Please see attached communication log which is the reason for change of circumstance. The loan initially approved for property waiver with FNMA AUS in file. When the title report came, 2 liens were discovered on title under Neighborhood Housing of XXX, and needs to be subordinated. Due to these 2 additional liens that needs subordination, borrower no longer qualified for PIW eligibility and an appraisal had to be requested. A re-disclosure was sent to the borrower with the subordination and appraisal fee costs. The screen prints also indicated the reason for re-disclosure is changes in the fees that needed re-baselining. LL - Buyer-02/26/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Subordination Fee, Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Subordination Fee, Appraisal Fee increased on the CD dated XX/XX/XXXX and the Discount Fee increased on the CD dated XX/XX/XXXX without a valid COC. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/16/2024
													Resolved-Valid COC provided to support fee increases. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX_Change of Circumstance.pdf XXXXXXXXXX_Change of Circumstance.pdf			AZ	Primary Residence	Refinance	Rate and Term	1440094	N/A	N/A
XXXX	XXXX	475	Closed	2024-02-16 17:59	2024-02-28 18:41	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Resolved-Valid COC provided to support fee increases. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded. XX/XX/XXXX: Appeal. Please see attached communication log which is the reason for change of circumstance. The loan initially approved for property waiver with FNMA AUS in file. When the title report came, 2 liens were discovered on title under Neighborhood Housing of XXX, and needs to be subordinated. Due to these 2 additional liens that needs subordination, borrower no longer qualified for PIW eligibility and an appraisal had to be requested. A re-disclosure was sent to the borrower with the subordination and appraisal fee costs. The screen prints also indicated the reason for re-disclosure is changes in the fees that needed re-baselining. XX - Buyer-02/26/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Subordination Fee, Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate dated XX/XX/XXXX reflects an Appraisal Fee of $X, Subordination Agreement Fee of $X and Discount Points of $XXX.  Final CD dated XX/XX/XXXX reflects an Appraisal Fee $XXX, Subordination Agreement of $XXX and Discount Points of $XXX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.
 - Due Diligence Vendor-02/16/2024
													Resolved-Valid COC provided to support fee increases. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX_Change of Circumstance.pdf XXXXXXXXXX_Change of Circumstance.pdf			AZ	Primary Residence	Refinance	Rate and Term	1440093	N/A	N/A
XXXX	XXXX	477	Closed	2024-02-22 20:59	2024-02-28 18:58	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)
Resolved-Valid COCs provided to support fee increases. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded. XX/XX/XXXX Appeal please see attached mortgage express screen re-disclosure history -LE1 shows appraisal fee of $XXX product Agency 30yr- loan. XX/XX/XXXX appraisal fee increase $XXX product changed to 559 agency XXX. XX/XX/XXXX product,loan amount,appraisal and loan discount changed. XX/XX/XXXX property type changed to 4 unit. All changes were e sent to borrower kindly review rescind.gs - Buyer-02/27/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Initial LE disclosed the Appraisal Fee as $XXX and the Discount Points as $XXX, the Revised LE disclosed a Lender Credit of $X,XXX.XX. The Final CD disclosed an Appraisal Fee of $XXX, Discount Points of $XXX, a Lender Credit of $X.XX and a Tolerance Cure of $XXX. An additional Tolerance Cure of $X,XXX.XX is required. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/23/2024
													Resolved-Valid COCs provided to support fee increases. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX_mtg express screens.pdf XXXXXXXXXX_mtg express screens.pdf			CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1449736	N/A	N/A
XXXX	XXXX	477	Closed	2024-02-22 20:59	2024-02-28 18:57	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)
Resolved-Document Uploaded. Valid COCs provided to support fee increases. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded. XX/XX/XXXX Appeal please see attached mortgage express screen re-disclosure history -LE1 shows appraisal fee of $XXX product Agency 30yr- loan . XX/XX/XXXX appraisal fee increase $XXX product changed to 559 agency XXX. XX/XX/XXXX product,loan amount,appraisal and loan discount changed. XX/XX/XXXX property type changed to 4 unit. All changes were e sent to borrower kindly review rescind.gs - Buyer-02/27/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Initial LE disclosed the Appraisal Fee as $XXX and the Discount Points as $XXX, the Revised LE disclosed a Lender Credit of $X,XXX.XX. The Final CD disclosed an Appraisal Fee of $XXX, Discount Points of $XXX, a Lender Credit of $X.XX and a Tolerance Cure of $XXX. An additional Tolerance Cure of $X,XXX.XX is required. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/23/2024
													Resolved-Document Uploaded. Valid COCs provided to support fee increases. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX_mtg express screens.pdf XXXXXXXXXX_mtg express screens.pdf			CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1449735	N/A	N/A
XXXX	XXXX	479	Closed	2024-02-21 19:07	2024-02-26 23:22	Resolved	1 - Information	Compliance	TRID	TRID 0% Tolerance Violation
Resolved-Document Uploaded. Valid COC provided to support fee increase. Condition cleared. - Due Diligence Vendor-02/26/2024
Ready for Review-XX/XX/XXXX Appeal: Please find attached screenshots from MX. An appraisal update was ordered on XX/XX/XXXX. The Appraisal Update fee of $XXX  was disclosed to the borrower online on XX/XX/XXXX. XX - Buyer-02/23/2024
Open-The Loan Estimate, dated XX/XX/XXXX, did not reflect an Appraisal Update fee of $XXX.  The final post-closing CD dated XX/XX/XXXX reflects an appraisal update fee of $XXX. The loan file did not contain a valid COC to support the increase. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/21/2024
													Resolved-Document Uploaded. Valid COC provided to support fee increase. Condition cleared. - Due Diligence Vendor-02/26/2024	XXXXXXXXXX_MX Screenshots.pdf			NY	Primary Residence	Purchase	NA	1446726	N/A	N/A
XXXX	XXXX	483	Closed	2024-02-16 16:01	2024-02-28 15:53	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation on TRID loan is missing for borrower(s)	Resolved-Document Uploaded. Valid e-consent provided. Condition cleared. - Due Diligence Vendor-02/28/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/28/2024 Ready for Review-Document Uploaded. Please see attached. - Buyer-02/26/2024 Open-E-Consent documentation on TRID loan is missing for borrower(s) - Due Diligence Vendor-02/16/2024		Resolved-Document Uploaded. Valid e-consent provided. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX - Proof of eConsent.pdf XXXXXXXXXX - Proof of eConsent.pdf XXXXXXXXXX - Proof of eConsent.pdf			NY	Primary Residence	Refinance	Cash Out - Other	1439647	N/A	N/A
XXXX	XXXX	484	Closed	2024-02-19 15:43	2024-02-27 10:57	Resolved	1 - Information	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Document Uploaded. Evidence provided that $XXX processing fee was paid by lender. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024
Ready for Review-XX/XX/XXXX Appeal: Please see page 2 of the Final CD. The processing fee is paid by the Lender and should be excluded. XX - Buyer-02/23/2024
Open-The disclosed finance charge ($XXX) is ($XX) below the actual finance charge ($XXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) It appears the lender did not include the Processing fee in the amount of $XXX in the calculation.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2024
													Resolved-Document Uploaded. Evidence provided that $XXX processing fee was paid by lender. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_CD.pdf			CT	Primary Residence	Purchase	NA	1442152	N/A	N/A
XXXX	XXXX	485	Closed	2024-02-19 17:22	2024-03-05 22:38	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Resolved-Evidence provided that borrowers received initial CD electronically with valid e-consent to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/05/2024
Ready for Review-Appeal:  XXXXX would ask if the previously provided XXX (system decommissioned) open receipt showing borrower receipt of initial CD on XX/XX/XXXX can be reviewed.  The XXX system required consent prior to opening document, so XXXXX considers the open receipt as proof of consent.  Thank you,   - Buyer-03/05/2024
Counter-Document Uploaded. Evidence provided that initial CD was received by borrowers electronically to meet timing requirement, but no e-consent for electronic disclosures included in loan file. Condition remains. - Due Diligence Vendor-02/29/2024
Ready for Review-Document Uploaded. Apologies, attached please find the subject loan CD for loan #XXXXXXXXXX - Buyer-02/29/2024
Counter-Document attached is for loan number XXXXXXXXXX. Condition remains. - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded. Appeal:  The subject loan is XXXXX retail.  When XXXXX generates documents later in the day it is considred 'after hours' and shows the following business day.  This is more common for west coast loans.  XXXXX notes the subject CD was viewed by borrowers on XX/XX/XXXX and the CD dated XX/XX/XXXX shows a print date of XX/XX/XXXX in the lower left of the closing disclosure.  Please advise if additional documentation or explanation is required regarding the XX/XX/XXXX CD date.   - Buyer-02/23/2024
Open-The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XX/XX/XXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure.  Statute of Limitations has expired, this finding will be rated a B for all agencies.  - Due Diligence Vendor-02/19/2024
													Resolved-Evidence provided that borrowers received initial CD electronically with valid e-consent to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/05/2024	XXXXXXXXXX_CD May XX.pdf XXXXXXXXXX_CD May XX.pdf XXXXXXXXXX_CD May XX.pdf			AZ	Primary Residence	Refinance	Cash Out - Other	1442393	N/A	N/A
XXXX	XXXX	485	Closed	2024-02-21 16:44	2024-02-29 15:54	Resolved	1 - Information	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Document Uploaded. Evidence provided that CD dated XX/XX/XXXX was initial CD. Condition cleared. - Due Diligence Vendor-02/29/2024 Open-Missing Closing Disclosure dated XX/XX/XXXX. The loan file contained an acknowledgement of receipt of the CD. Statute of Limitations has expired, this finding will be rated a B for all agencies. - Due Diligence Vendor-02/21/2024		Resolved-Document Uploaded. Evidence provided that CD dated XX/XX/XXXX was initial CD. Condition cleared. - Due Diligence Vendor-02/29/2024	XXXXXXXXXX_CD May XX.pdf			AZ	Primary Residence	Refinance	Cash Out - Other	1446283	N/A	N/A